STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		3 Months Ended
	May 17, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Oct. 16, 2023	Sep. 08, 2023
Class of Stock [Line Items]
Common stock, shares authorized	25,000,000	25,000,000		25,000,000	2,500,000,000	2,000,000
Reverse stock split	one-for-one hundred (1:100) (the “Reverse Split”).
Gain on settlement		$ 4,311	$ 0
Proceeds from common stock		$ 0	138,000
Stock options exercisable		350,000
Warrants outstanding, fair value		$ 3,195,169
Share-based compensation		199,698	$ 1,485,719
Share-based compensation expected to be recognized		$ 610,159
Equity Incentive Plan 2020 [Member]
Class of Stock [Line Items]
Shares available for grant		1,500,000
Shares available for future issuance		1,500,000
Common Stock [Member]
Class of Stock [Line Items]
Shares issued		20,000
Shares issued conversion		16,667
Notes payable		$ 99,996
Accrued interest		4,311
Gain on settlement		$ 4,311
Stock issued new, shares		23,000
Proceeds from common stock		$ 138,000